Segment reporting - Items included in measure of adjusted EBITDA (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Disclosure of operating segments [line items]
Power generation	$ 119.7	$ 81.0	$ 205.4	$ 165.4
Staff costs	36.1	37.3	75.5	76.6
Tower repairs and maintenance	15.0	11.7	28.2	22.4
Unallocated items
Disclosure of operating segments [line items]
Staff costs	16.6	19.4	36.3	42.3
Nigeria | Operating segments
Disclosure of operating segments [line items]
Power generation	91.3	56.0	153.1	117.7
Staff costs	11.6	9.7	24.0	17.7
Tower repairs and maintenance	7.5	4.8	14.1	9.8
SSA | Operating segments
Disclosure of operating segments [line items]
Power generation	28.4	25.0	52.3	47.7
Staff costs	7.9	8.2	15.2	16.6
Tower repairs and maintenance	7.5	6.9	14.1	12.6
Latam | Operating segments | Discontinued operations
Disclosure of operating segments [line items]
Power generation	0.8	0.8	1.9	2.0
Staff costs	4.3	5.7	10.6	10.1
Tower repairs and maintenance	$ 1.3	$ 2.4	$ 3.4	$ 4.7